Intangible Assets and Impairment and Goodwill (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Goodwill, gross	$ 0	$ 17,753,907
Foreign currency translation	0	3,206
Accumulated impairment loss	0	(17,757,113)
Total Goodwill, net	$ 0	$ 0